Prepaid charter revenue, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Movement In Intangible Assets [Roll Forward]
Time charter aquired, gross, beginning balance	$ 33,500
Time charter aquired, additions	6,000
Time charter aquired, gross, ending balance	39,500
Movement In Accumulated Amortization Of Finite Lived Intangible Assets [Roll Forward]
Time charter aquired, accumulated amortization, beginning balance	(27,136)
Prepaid charter revenue amortization	(4,482)	$ (5,825)
Time charter aquired, accumulated amortization, ending balance	(31,618)
Prepaid Charter Revenue Net [Abstract]
Time charter acquired, net, beginning balance	6,364
Time charter acquired, net, ending balance	$ 7,882